UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                            FORM N-CSR

            CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                  MANAGEMENT INVESTMENT COMPANIES

                      Investment Company Act
                       file number 811-6027

                       KAVILCO INCORPORATED
        (Exact name of registrant as specified in charter)

                 600 UNIVERSITY STREET, SUITE 3010
                  SEATTLE, WASHINGTON 98101-1129
        (Address of Principal executive offices) (Zip Code)

Registrant's telephone number, including area code: (206) 624-6166

               Date of fiscal year end: December 31

   Date of reporting period: January 1, 2003 - December 31, 2003

ITEM 1. REPORT TO SHAREHOLDERS
-------------------------------------

DEAR SHAREHOLDERS,

Enclosed are the annual audited financial statements for the year ended December 31, 2003. The audit was conducted by our accountants, Anderson ZurMuehlen & Co., P.C. The financial statements are presented in a format that all investment companies must adhere too pursuant to Security and Exchange Commission requirements and Generally Accepted Accounting Principles. In an investment company, the primary objective of the financial statements is to show how the net asset value changed throughout the year (net asset value is defined as the value of securities owned, cash, receivables and other assets less liabilities). We realize the statements are esoteric to say the least. However, to make the financial information more meaningful, we have included a Glossary of Terms, to assist you in interpreting the terminology in the financial statement.

STATEMENT OF ASSETS AND LIABILITIES
This statement reflects everything the corporation owns or is obligated to pay as of December 31, 2003. Assets and liabilities are stated in terms of current market value.

SCHEDULE OF INVESTMENTS
The majority of Kavilco's portfolio is primarily made up of debt instruments comprised of government securities and corporate obligations. Corporate obligation is another term for bonds. These bonds carry a stated interest rate and maturity date. The Federal, State and Municipal governments, along with corporations, can issue bonds. Kavilco has shifted its investments from Treasury notes to corporate bonds.

STATEMENT OF OPERATIONS
The Statement of Operations is an analysis of all income and expense that the corporation incurred during the year. We had a decrease in value of $11,017 in our portfolio. However, valuation changes in the portfolio do not impact the dividends you receive.

STATEMENT OF CHANGES IN NET ASSETS
What happened to our assets during the year? This statement shows all increases and decreases in our assets. Except for the dividends to shareholder account, it is identical to the Statement of Operations.

FINANCIAL HIGHLIGHTS
This schedule is a comparative analysis that combines all previously discussed statements in terms of one share of stock.

NOTES AND TAX INFORMATION TO THE FINANCIAL STATEMENTS
The notes are an integral part of the financial statements and provide information that will give the shareholder a complete summary of the operation.


Sincerely,

KAVILCO INCORPORATED
/s/Louis A. Thompson
Louis A. Thompson
President/Chief Executive Officer

[ANDERSON ZURMUEHLEN & CO., P.C. LETTERHEAD]

INDEPENDENT AUDITORS' REPORT

To the Shareholders and
Board of Directors of
Kavilco Incorporated
(an investment company)

We have audited the accompanying statement of assets and liabilities of Kavilco Incorporated (an investment company), including the schedule of investments, as of December 31, 2003, and the related statements of operations for the year then ended, and the financial highlights of the year then ended, and the statements of changes in net assets and the financial highlights for the years ended December 31, 2003 and 2002. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for each of the three years in the period ended December 31, 2001, were audited by other auditors whose report dated February 15, 2002, expressed an unqualified opinion on that statement and those highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian.
An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Kavilco Incorporated as of December 31, 2003, the results of its operations for the year ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended,in conformity with accounting principles generally accepted in the United States of America.

/s/Anderson ZurMuehlen & Co., P.C.
Seattle, Washington
January 29, 2004


                      KAVILCO INCORPORATED
                     (an investment company)
               STATEMENT OF ASSETS AND LIABILITIES
                        December 31, 2003
              ------------------------------------
ASSETS
 Investments in securities, at market
   value (identified cost $33,054,621)               $ 35,385,339
 Real estate at fair value                              3,588,815
 Cash and cash equivalents                                 99,198
 Interest receivable                                      500,616
 Premises and equipment, net                                5,200
 Prepaid expenses and other assets                         14,166
                                                     ------------
   Total assets                                        39,593,334
                                                     ------------
LIABILITIES
 Accounts payable and accrued expenses                     20,088
                                                     ------------
   Total liabilities                                       20,088
                                                     ------------
COMMITMENTS AND CONTINGENCIES
   Net assets                                        $ 39,573,246
                                                     ============
Net assets consist of:
 Unrealized appreciation on
  Investments                                           2,330,718
  Real estate                                           2,534,726
 Contributed capital                                   34,707,802
                                                     ------------
   Net assets                                        $ 39,573,246
                                                     ============
Net asset value per share of common stock
 divided by 12,000 shares outstanding)               $   3,297.77
                                                     ============
The Notes to Financial Statements are an integral part of this statement

                        KAVILCO INCORPORATED
                       (an investment company)
                       SCHEDULE OF INVESTMENTS
                          December 31, 2003
                       -----------------------
                                                Principal    Market
                                                amount/	     value
						shares
INVESTMENTS IN SECURITIES - 89.4% OF NET        ----------  ---------
ASSETS

U.S. GOVERNMENT SECURITIES - 18.17%
 United States Treasury Notes, 7.250%
	due August 15, 2004                      5,000,000 $5,189,060
 Federal National Mortgage Association, 6.210%
	due November 7, 2007                     1,000,000  1,111,470
 Federal National Mortgage Association, 6.150%
	due December 10, 2007                    1,000,000  1,106,641
                                                            ---------
    Total U.S. government securities (cost
	$6,989,442)					    7,407,171
							    ---------
CORPORATE OBLIGATIONS - 44.4%
 Auto and truck - 2.3%
  Ford Motor Company, 6.625% due February 15,    1,000,000    915,215
	2028
 Banking - 5.7%
  Chase Manhattan Corp., 7.875% due July 15,     1,000,000  1,124,133
	2006
  J.P. Morgan Chase & Co., 6.500% due January    1,000,000  1,109,731
	15,2009
 Beverage (soft drink) - 2.2%
  Coca-Cola Enterprises, 8.500% due February       700,000    865,880
	1, 2012
 Diversified financial services - 3.0%
  General Electric Cap Corp., 8.500% due July    1,000,000  1,194,041
	24, 2008
 Electric utility - 3.2%
  Potomac Electric Power Co., 6.500% due March     190,000    211,456
	15, 2008
  Northern States Power Co., 6.500% due March    1,000,000  1,045,956
	1, 2028
 Entertainment - 0.8%
  Walt Disney Company, 5.800% due October 27,      290,000    314,278
	2008
 Finance - auto loans - 2.2%
  General Motors Acceptance Corp., 6.625% due      827,000    880,403
	October 15, 2005
 Financial services - 2.6%
  Marsh & McLennan Co., 6.625% due June 15,      1,000,000  1,023,001
	2004
 Food processing - 3.6%
  Heinz Corp., 6.000% due March 15, 2008           229,000    251,282
  Hershey Foods, 6.950% due August 15, 2012      1,000,000  1,157,937
 Petroleum (integrated) - 2.6%
  Texaco Capital, Inc., 5.700% due December 1,     975,000  1,034,285
	2008
 Retail store - 3.2%
  Wal-Mart Stores, 6.875% due August 10, 2009    1,000,000  1,149,520
  Dayton Hudson, 8.600% due January 15, 2012       100,000    126,301
 Securities brokerage - 8.9%
  Bear Stearns Co., 6.150% due March 2, 2004       172,000    173,304
  Paine Webber Group, Inc., 8.875% due
	March 15, 2005   			 1,000,000  1,071,567
  Merrill Lynch & Co., 6.375% due October 15,    1,000,000  1,117,583
	2008
  Bear Stearns Co., 7.625% due December 7,       1,000,000  1,178,073
	2009
 Telecommunication services - 4.1%
  Pacific Bell, 6.125% due February 15, 2008     1,000,000  1,093,054
  GTE Corp., 6.460% due April 15, 2008             500,000    548,815
	June 15, 2003					    ---------

    Total corporate obligations (cost                      17,585,815
	$15,771,482)                                       ----------

COMMON STOCK - 0.6%
 Technology - 0.4%
  Microsoft Corp.                                    5,440    148,893
 Drug industry - 0.05%
  Merck & Co, Inc.				       550     25,410
 Gold/Silver mining - 0.1%
  Barrick Gold					     1,200     27,252
  Newmont Mining				       500     24,305
 Real estate investment trust - 0.05%
  First Industrial Realty Trust                        700     23,625
							    ---------
    Total common stock (cost $150,829)			      249,485
							    ---------

SHORT-TERM INVESTMENTS - 25.7%
 Prime Obligation Funds                         10,142,868 10,142,868
                                                           ----------
    Total short-term investments (cost                     10,142,868
	$10,142,868)				           ----------

    Total investments in securities
	(identified cost $33,054,621)                     $35,385,339
                                                          ===========


The Notes to Financial Statements are an integral part of this statement.

                   KAVILCO INCORPORATED
                 (an investment company)
                 STATEMENT OF OPERATIONS
               Year Ended December 31, 2003
               ----------------------------

Investment income
 Interest                                      $ 1,962,258
 Dividends from money market fund                   51,862
 Dividends                                           1,810
                                               -----------
    Total investment income                      2,015,930
                                               -----------
Expenses
 Salaries and benefits                             299,292
 Directors' compensation and expenses              239,184
 Legal and accounting                               18,758
 Custodian                                          11,788
 Insurance expense                                  66,042
 Office and equipment leases                        77,020
 General and administrative                         62,156
                                               -----------
    Total expenses                                 774,240
                                               -----------

Net investment income                            1,241,690
					       -----------


Realized and unrealized gain on investments
 Net realized gain on investments                  235,174
 Net decrease in unrealized appreciation on
  investments                                      (11,017)
                                               -----------

Net realized and unrealized gain on
investments                                        224,157
                                               -----------

Net operating income
                                                 1,465,847
                                                 ---------

Other income                                        34,129
                                                 ---------

Net increase in net assets resulting from
operations                                      $1,499,976
                                               ===========

The Notes to Financial Statements are an integral part of this statement.

                        KAVILCO INCORPORATED
                      (an investment company)
                STATEMENTS OF CHANGES IN NET ASSETS
               Years Ended December 31, 2003 and 2002
               --------------------------------------

                                                2003        2002
                                            -----------  -----------

Increase (decrease) in net assets from
operations
 Net investment income                        $1,241,690  $1,484,381
 Net realized gain on investments                235,174     130,140
 Net increase (decrease)
      in unrealized appreciation                 (11,017)    468,842
 Net other income                                 34,129     185,854
    Net increase in net assets resulting     ----------- -----------
      from operations                          1,499,976   2,269,217
                                             ----------- -----------
Dividends and distributions
 Net investment income                       (1,380,697) (1,403,937)
 Net realized gain on investments              (235,174)   (130,140)
 Net other income                               (34,129)   (229,923)
                                             ----------- -----------
                                             (1,650,000) (1,764,000)
                                             ----------- -----------
    Total increase (decrease) in net assets    (150,024)    505,217

Net assets
 Beginning of year                            39,723,270  39,218,053
                                             ----------- -----------
 End of year (including undistributed net
  investment income of $0 and $74,516,
  respectively)                              $39,573,246 $39,723,270
                                             =========== ===========

The Notes to Financial Statements are an integral part of these statements.

                        KAVILCO INCORPORATED
                      (an investment company)
                        FINANCIAL HIGHLIGHTS
                Years Ended December 31, 1999 - 2003
                ------------------------------------

Per share operating performance (for a share of capital stock outstanding throughout the period):
                         2003       2002      2001      2000      1999
Net asset value,       --------- --------- --------- --------- ---------
beginning of year      $3,310.27 $3,268.17 $3,203.96 $2,901.74 $3,123.38

Income from investment
operations
 Net investment income    103.48    123.70    150.06    150.10    157.47
 Net realized and
unrealized gain (loss)     18.68     49.91     70.41    300.65   (212.90)

 Net other income           2.84     15.49      4.74      3.47      2.72
                         -------   -------   -------   -------   -------
Total from investment
operations                125.00    189.10    225.21    454.22    (52.71)
                         -------   -------   -------   -------   -------
Less dividends and
distributions from
 Net investment income   (115.06)  (116.99)  (159.93)  (144.40)  (157.47)
 Net realized gain on     (19.60)   (10.85)     -        (4.13)    (8.10)
investments
 Net other income          (2.84)   (19.16)    (1.07)    (3.47)    (2.72)
 Return of capital           -         -        -         -         (.64)
                         -------   -------   -------   -------   -------
  Total distributions    (137.50)  (147.00)  (161.00)  (152.00)  (168.93)
                         -------   -------   -------   -------   -------
Net asset value,       $3,297.77 $3,310.27 $3,268.17 $3,203.96 $2,901.74
end of year            ========= ========= ========= ========= =========

Total return (%)            3.78      5.79      7.54     16.05*    (1.42)

Ratios/supplemental data
 Net assets, end of year
  (in thousands)($)       39,573    39,732    39,218    38,447    34,821

Ratio to average net
assets (%)
 Expenses                   1.92      1.88      1.78      1.88      1.85
 Net investment income      3.08      3.75      4.54      5.07      5.41

Portfolio turnover
rate (%)		    56.7       9.6      3.0       27.6       0.2

*8.40% of 16.05% is a result of unrealized appreciation on real estate.

The Notes to Financial Statements are an integral part of these statements.


			KAVILCO INCORPORATED
                      (an investment company)
		   NOTES TO FINANCIAL STATEMENTS
                         December 31, 2003

NOTE 1. ORGANIZATION
--------------------
Kavilco Incorporated (the Company) is a village corporation within the Sealaska region organized pursuant to the Alaska Native Claims Settlement Act ("ANCSA"). Contributed capital includes receipts from the U.S. government and the state of Alaska under provisions of ANCSA.

Under Section 12(a) of ANCSA, on December 5, 1979 the Company received entitlement to the surface estate of real property totaling approximately 23,055 acres. In 1987, 194 acres of the Company's real property were distributed to shareholders, and the timber rights on the remaining 22,861 acres were sold. However, the Company retains all other rights to the surface estate of the real property. The sale of the timber rights contract expired in December 2001, and the timber rights reverted back to the Company. However, at that time, there were no stands of economically viable timber remaining on the property. Since selling the timber rights, the Company has derived the majority of its income from investments.

On November 1, 1989, the Company began to operate as a self-managed, closed-end management investment company, as defined by the Investment Company Act of 1940 (the "Act"). The Company is subject to various restrictions imposed by the Act and the Internal Revenue Code, including restrictions on borrowing, dividend and distribution policies, operations and reporting requirements. The Company's investment decisions, which focus primarily on fixed income investments, are made by management under the direction of the Board of Directors.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------
The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America for investment companies. The following is a summary of the significant accounting policies consistently followed by the Company in the preparation of these financial statements.

SECURITY VALUATION:
Investments in securities consist primarily of U.S. government securities, corporate obligations and common stock. Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price.

INVESTMENT TRANSACTIONS:
Securities transactions are recorded on a trade date basis.
Realized gains and losses from securities transactions are recorded on the basis of identified cost.

			KAVILCO INCORPORATED
                      (an investment company)
		   NOTES TO FINANCIAL STATEMENTS
                         December 31, 2003

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
--------------------------------------------------------------
INVESTMENT INCOME:
Interest income is recorded on an accrual basis as adjusted for the amortization of discounts and premiums using the effective interest method. Premiums and discounts, including original issue discounts, are amortized for both tax and financial reporting purposes. Dividend income is recorded as of the ex-dividend date.

REAL ESTATE:
Real estate is carried at fair value as determined in good faith by the board of directors. Real estate represents entitlement to the surface estate of real property described in Note 1, for which no readily available market quotation exists. The real estate was initially recorded by the Company at its appraised value at the date of conveyance ($934,089). In addition during the year 2002, the Company received an additional 89.24 acres in the process of closing out the timber sale contract, in payment of a past due rent obligation that was owed to the Company.The board of of directors engaged a Certified Forester (the "Forester") to provide an estimate of the value of the real property. The value of this additional land was estimated by the Forester to be $120,000 for a total cost basis of $1,054,089. In order to estimate the fair value of this real property, the board of directors has considered such relevant factors as the lack of commercially viable timber due to previous harvest, amount of capital expenditures required for future growth of timber, location of the property, recent sales of similar real property in the region and market demand and supply for this type of real property during the valuation process. The board of directors estimated the fair value of this real property at December 31, 2003 to be $3,588,815 on the basis of good faith consideration of both the aforementioned pertinent factors and the analysis performed by the Forester. Based on the inherent uncertainty of valuation, however,this estimated value may differ significantly from the value that would have been used had a ready market for the real property existed, and the difference could be material.

FEDERAL INCOME TAXES:
The Company's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment taxable income to its shareholders. Therefore, no federal income tax provision is required for the Company.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends and distributions to shareholders are recorded on payable date. Dividends are generally declared and paid twice a year. Capital gain distributions are generally declared and paid annually. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States of America.

			KAVILCO INCORPORATED
                      (an investment company)
		   NOTES TO FINANCIAL STATEMENTS
                         December 31, 2003

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
--------------------------------------------------------------

USE OF ESTIMATES:
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3. INVESTMENTS
-------------------
Purchases of investment securities (consisting of U.S. government securities and common stock) aggregated $17,657,896 for the year ended December 31, 2003, and sales and maturities of investment securities (consisting of U.S. government securities and corporate obligations) aggregated $23,753,899 for the year ended December 31, 2003.

NOTE 4. PREMISES AND EQUIPMENT
------------------------------
Buildings and equipment are recorded at cost less accumulated depreciation. Depreciation is computed generally on the straight-line method over the estimated useful lives of the related assets, which range from 5 to 15 years. Depreciation expense was $6,335 for the year ended December 31, 2003.

Building                                           $154,369
Furniture, fixtures and equipment                    94,908
                                                   --------
                                                    249,277
Less accumulated depreciation                      (244,077)
                                                  ---------
                                                  $   5,200
                                                  =========


			KAVILCO INCORPORATED
                      (an investment company)
		   NOTES TO FINANCIAL STATEMENTS
                         December 31, 2003

NOTE 5. LEASE OBLIGATION
------------------------
The Company leases office space under a non-cancelable operating lease agreement, which terminates September 30, 2008. Rent expense for the year ended December 31, 2003 was $50,681, which includes $45,681 for office rent, with the balance consisting mostly of parking rent and storage rent. Rent expense has been included in the general and administrative expenses.

At December 31, 2003, future minimum lease commitments under the non-cancelable operating lease are as follows:

	2004	$29,700
	2005	 29,700
	2006	 29,700
	2007 	 29,700
	2008	 22,200
		-------
	       $141,000
	       ========


NOTE 6. NET ASSETS
------------------
The Company's capital structure is as follows:
     Common Stock
          Class A, no par value - Authorized, 1,000,000 shares;
            issued and outstanding, 11,576.83 shares
          Class B, no par value - Authorized, 500,000 shares;
            issued and outstanding, 423.17 shares

Upon organization, 100 shares of common stock (Class A) were issued to each qualified shareholder enrolled in the Company pursuant to ANCSA. The Company utilized a roll comprising 120 Alaska Natives eligible to receive stock certificates as certified by the U. S. Secretary of the Interior. Under the provisions of ANCSA, stock dividends paid or other stock grants are restricted, and the stock may not be sold, pledged, assigned, or otherwise alienated, except in certain circumstances by court decree or death, unless approved by a majority of the shareholders. (Before the Company's stock may be publicly traded, it must amend its Articles of Incorporation.) The stock carries voting rights only if the holder hereof is an eligible Alaska Native. Nonvoting common stock (Class B) is issued to non-Native persons who inherit stock.

			KAVILCO INCORPORATED
                      (an investment company)
		   NOTES TO FINANCIAL STATEMENTS
                         December 31, 2003

NOTE 6. NET ASSETS (CONTINUED)
------------------------------

The following reclassifications have been made to reflect activity for the year ended December 31, 2003:

    Undistributed          Accumulated
         net                   net
     investment             realized              Contributed
       income                 gain                  capital
    -------------         ------------          ---------------
       64,491                   -                    (64,491)


NOTE 7. TAX BASIS OF DISTRIBUTABLE INCOME
-----------------------------------------
At December 31, 2003, there was no undistributed ordinary income for tax purposes. During the year ended December 31, 2002, $1,622,070 of the Company's distributions comprised ordinary income, and $27,930 were considered long-term capital gains.

The tax cost of investments is the same as for financial reporting purposes. The gross unrealized appreciation and gross unrealized depreciation on a tax basis is $2,403,364 and $72,646, respectively.

NOTE 8. PENSION PLAN
--------------------
Employees of the Company are covered by a defined contribution pension plan. The Company contributes 20% of each participant's compensation to the plan. The Company's contributions during the year ended December 31, 2003 totaled $49,882.

ITEM 2.   CODE OF ETHICS
------------------------
Kavilco adopted a code of ethics on January 29, 1990. That code of ethics was amended on November 10, 2000 can be viewed at our website: www.kavilco.com.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT
------------------------------------------
Kavilco Incorporated is subject to the Alaska Native Claims Settlement Act (Act). Pursuant to the Act, Kavilco's stock and dividends may not be sold, pledged, subjected to a lien or judgement execution, assigned in present or future, or otherwise alienated, except pursuant to a court decree of separation or child support. However, the stock can be gifted to a relative provided the recipient is a descendant of an Alaska Native.
The Chief Financial Officer has no control over the financial records of the corporation. The Corporate Secretary maintains the accounting records. Monthly, an independent accountant performs various reconciliation's and adjusting journal entries on the corporate books and records.

Kavilco does not have an audit committee. The CFO reviews the entire audited financial statement and various CPA correspondences with the board of directors. Two board members have degrees in business. However, pursuant to SEC regulations their experience would not qualify them as financial experts. The only contentious financial issue that Kavilco has had to deal with since becoming and Investment Company involves the evaluation of our land holdings in Alaska. After a two-year battle with our previous auditors, PricewaterhouseCoopers, and pressure by the Security Exchange Commission, the Board relented and increased the value of our land holdings. The CFO opposed this action because it served no practical purpose.

The primary purpose of a financial expert serving on the board of directors is to prevent the gross accounting inequities that were driven by greed and outright thievery at such firms as Qwest Communications, Enron, and Tyco. There is no incentive on behalf of management to commit fraud since Kavilco's stock cannot be publicly traded and we do not have compensation incentives. More importantly, the board of directors is not a rubber stamp for management. Many of the shareholders are related to the directors, which acts as an additional incentive to have a high degree of business probity.

Kavilco is celebrating its thirty-year anniversary and has never been involved in financial deceit. This superior track record can only be attributed to the excellent oversight of an active and knowledgeable board of directors. Accordingly, Kavilco does not have an audit committee or a financial expert as defined by the SEC.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES
------------------------------------------------

AUDIT FEES			2003		2002
-----------------------------------------------------
  Anderson ZurMuehlen & Co    $13,500		  0
  PriceWaterhouseCoopers                      $26,050

AUDIT RELATED FEES
-----------------------------------------------------
			         0                0
TAX FEES
-----------------------------------------------------
  Anderson ZurMuehlen & Co.    $2,500          $2,500

ALL OTHER FEES
-----------------------------------------------------
				 0                0


ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS
-----------------------------------------------
Kavilco is a privately held registered investment company.

ITEM 6.   RESERVED
------------------

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
          CLOSED-END MANAGEMENT INVESTMENT COMPANIES
----------------------------------------------------------------
The Board of Directors adopted the following resolution during the November board meeting:

KAVILCO INCORPORTED RESOLUTION 11-14-03b: PROXY VOTING POLICIES
---------------------------------------------------------------
The Securities and Exchange Commission believes the recent scandals have created renewed investor interest in corporate governance issues. In response, the SEC has new rules designed to increase transparency of proxy voting by mutual funds.
	RESOLVED, on voting common stock, the Chief Financial Officer is hereby directed to vote the management slate of directors and management's recommendations on any corporate proposals that appear on the proxy.
	RESOLVED, where there is a material conflict of interest where the Chief Financial Officer has a business, personal, or family relationship with a public company, voting will be deferred until the next scheduled board of directors meeting at which time the issue will be discussed.
	RESOLVED, pusuant to rule 30b1-4 under the Investment Company Act, Kavilco will file form N-PX with the SEC detailing a complete voting record. This filing will be made for a 12 month period commencing on June 30, 2004. In addition, this information will be available on Kavilco's Web site as soon as reasonably practicable, after filing the report with the SEC, which means the same day, absent unforeseen circumstances.

Date: November 14, 2004

/s/Louis A. Thompson
Louis A. Thompson, President

/s/John Campbell
John Campbell, Secretary

(Corporate Seal)

ITEM 8.   RESERVED
------------------

ITEM 9.   CONTROLS AND PROCEDURES
---------------------------------
(a) The registrant's President and Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of
     1940) are effective in design and operation and are sufficient to form the basis of the certifications required, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS
------------------
(a)(1)    CEO Certification
(a)(2)    CFO Certification

SIGNATURES
----------
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of Kavilco
Incorporated and in the capacities and on the dates indicated.

By /s/Louis A. Thompson
Louis A. Thompson
Chief Executive Officer
February 25, 2004

By /s/Scott Burns
Scott Burns
Chief Financial Officer
February 25, 2004